Intangible Liabilities - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Amortization income of intangible liabilities-charter agreements	$ 5,045	$ 23,420
Amortization of intangible liabilities	$ 0	$ 5,385
Weighted average useful lives	1 year 5 months 15 days